UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:  6/30/12

Item 1.  Reports to Stockholders.

PSI MARKET NEUTRAL FUND
PSI TOTAL RETURN FUND
PSI STRATEGIC GROWTH FUND
PSI TACTICAL GROWTH FUND

ANNUAL REPORT

JUNE 30, 2012

1-888-9-BUYPSI

(1-888-928-9774)

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

We are pleased to present the annual report for the four Portfolio Strategies, Inc. (PSI) mutual funds ending June 30, 2012.

As we have seen for several years now, the markets continued a normal pattern of wild swings. This last year has been a prime example. One year ago the markets were relatively calm, but that soon changed when the extent of Europe’s economic woes came to light. Beginning with Greece, the world’s financial markets fell precipitously then recovered somewhat before falling and rising several more times. We think these fluctuations will continue and investors will be well served to find investments that can react to this volatility. Our goal is to help investors with investments that can lower their portfolio’s correlation to the overall markets and provide the opportunity for gains. To that end, we have created four different funds to achieve that goal: PSI Market Neutral Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Total Return Fund.

Here is a brief overview of each fund:

Market Neutral Fund:  FXMAX

Investment Strategy

The Market Neutral Fund employs a market neutral trading model designed to exploit market anomalies that have historically caused a predictable pattern of leadership rotation among major stock indices and sectors that has been repeated month after month. Unlike typical investment strategies that are correlated to the markets and may suffer significant declines during periods of adverse market volatility, the Market Neutral Fund seeks positive absolute returns with less volatility than the S&P 500 Index.

The 1-year return for the Market Neutral Fund was -12.59% for the period ending June 30, 2012. This model is built on quantitative research based on many years of historical market returns. The research focuses on historical patterns of the markets in different environments and seeks to exploit those differences going forward. The assumption is that while markets can and will be different, they still are driven by common and static economic patterns of earnings, payroll releases, etc. Beginning in July of 2011, the markets stopped looking to economic forecasts, instead reacting to newspaper headlines. There were several days where the market was up or down as much as 4%, based on the political news from Europe. This disruption in the historic patterns temporarily hurt the fund’s performance. While the fund did have lower volatility than the market, the historical fluctuations caused the model to lose money throughout the quarter. The last six months have returned to a more normal market and the fund, while still down (-1.21% year-to-date as of June 30, 2012), has been more consistent in its return structure.

Strategic Growth Fund:  FXSAX

Investment Strategy

The Strategic Growth Fund provides investors with a combination of multiple disciplines in one account. The primary goal is to make gains in up markets. Their secondary goal is to prevent major losses during market downturns.

As mentioned above, the primary purpose of the fund is to be exposed to equity markets. However, when markets reach extreme levels of volatility, the fund can use cash as an asset class to reduce that volatility. In the third quarter of 2011, Europe’s financial problems caused large market swings on a daily basis. In fact, there were several days where the markets were either up or down 4%. In response to this volatility, we attempted to de-risk the portfolio, lowering our exposure to equities and increasing our cash positions. In November, the markets reversed to the upside, quickly rising 14%. Since our portfolio had a significant position in lower risk assets, we underperformed the market during this period. This was the main reason for our underperformance late last year. Strategic Growth returned -4.13% for the 1-year period ending June 30, 2012. However, the fund has performed well during the first six months of 2012, gaining 8.34% for the year.

Tactical Growth Fund:  FXTAX

Investment Strategy

The Tactical Growth Fund provides investors with a combination of multiple disciplines in one account. The primary goal is to prevent major losses during market downturns. The secondary goal is to make gains in up markets.

By combining multiple styles, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by avoiding major down markets. The Tactical Growth Fund uses a variety of active management techniques to reallocate assets in response to market change. The fund may lag market performance in up markets, seeking slower steady gains, while keeping more earnings by missing large market corrections.

Most of these disciplines use cash as an asset class and are quick to sell equities when the markets are declining. In the third quarter of 2011, the fund held significant positions in cash. The fund outperformed the markets during this time. However, the market increase in the fourth quarter surprised most professionals. The fund stepped up its allocation to equities and captured some of the gains. In 2012, the fund has increased along with the markets; however, a continued allocation to bonds and cash has hindered the fund from receiving all the upside. Tactical Growth returned -7.36% for the 1-year period ending June 30, 2012. The fund is up 4.66% year-to-date as of June 30, 2012.

Total Return Fund:  FXBAX

Investment Strategy

The Total Return Fund seeks to provide conservative growth using primarily fixed-income investments, however, equities are also used to diversify the portfolio. Total Return attempts to mitigate risk by trying to capture intermediate time-frame movements in the U.S. 30-year government bond and the U.S. Dollar in both rising and falling markets.

June saw choppy market action in U.S. Treasuries, with mixed news coming from the U.S. and overseas. Factors such as the China rate cut, Spain’s bank bailout plan, an extension of Operation Twist, and the formation of a pro-Euro Greek government caused equity markets to rally briefly before other factors such as weak jobless claims, disappointing PMI Manufacturing data, and data indicating general global slowdown tempered optimism. The last day of the month saw a selloff in treasuries after news that Euro policymakers announced additional aid for Spain and Italy.

Total Return held a long position in the U.S. Dollar during June. The overall fund forecast is still bullish on the Dollar, but continues to get less bullish. The commodities sub-model is indicating Dollar strength while the interest rate differential model is indicating possibly greater demand for non-Dollar currencies. As before, the Dollar was in the center of the ongoing turmoil in the Eurozone and saw significant volatility in June as positive news from Europe would cause a spike in the strength of the Euro, only to sharply reverse a day or two later when the stark reality came back into focus. This volatility continued through month end when the Dollar Index dropped almost 1.5% in one session. Total Return is up slightly 0.21% for the 1-year period ending June 30, 2012, and is up 1.03% year-to-date as of June 30, 2012.

We continue to have confidence that over-exposure to mutual funds such as ours can help to protect assets during this potentially volatile period. With that said, we strongly suggest that you meet with your financial adviser to discuss your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

Thank you for your continued confidence and support.

Sincerely,

David Jajewski

President

Definition

S&P 500 Index: The S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. You cannot invest directly in an index.

1223-NLD-832012

PSI Market Neutral Fund

PORTFOLIO REVIEW

June 30, 2012 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2012, compared to its benchmarks:

	One Year	Inception** - June 30, 2012
PSI Market Neutral Fund – Class A	-12.59%	-4.17%
PSI Market Neutral Fund – Class A with load	-17.64%	-7.18%
S&P 500 Total Return Index	5.45%	16.50%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2012:

% of Net Assets
Exchange Traded Funds	71.8%
Mutual Funds	8.4%
Other, Cash & Cash Equivalents	19.8%
100.0%

                  See accompanying notes to financial statements.

PSI Total Return Fund

PORTFOLIO REVIEW

June 30, 2012 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2012, compared to its benchmarks:

	One Year	Inception** - June 30, 2012
PSI Total Return Fund – Class A	0.21%	-0.09%
PSI Total Return Fund – Class A with load	-5.52%	-3.23%
Barclays Aggregate Bond Index	7.47%	5.03%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2012:

% of Net Assets
Exchange Traded Funds	72.0%
Exchange Traded Notes	15.0%
Mutual Funds	0.0%+
Other, Cash & Cash Equivalents	13.0%
100.0%
+ Less than 0.1%.

                  See accompanying notes to financial statements.

PSI Strategic Growth Fund

PORTFOLIO REVIEW

June 30, 2012 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2012, compared to its benchmarks:

	One Year	Inception** - June 30, 2012
PSI Strategic Growth Fund – Class A	-4.13%	3.56%
PSI Strategic Growth Fund – Class A with load	-9.62%	0.30%
S&P 500 Total Return Index	5.45%	16.50%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2012:

% of Net Assets
Exchange Traded Funds	55.8%
Exchange Traded Note	24.5%
Mutual Funds	13.7%
Other, Cash & Cash Equivalents	6.0%
100.0%

                  See accompanying notes to financial statements.

PSI Tactical Growth Fund

PORTFOLIO REVIEW

June 30, 2012 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2012, compared to its benchmarks:

	One Year	Inception** - June 30, 2012
PSI Tactical Growth Fund – Class A	-7.36%	1.05%
PSI Tactical Growth Fund – Class A with load	-12.67%	-2.13%
S&P 500 Total Return Index	5.45%	16.50%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of June 30, 2012:

% of Net Assets
Exchange Traded Funds	61.9%
Exchange Traded Notes	21.5%
Mutual Funds	14.7%
Other, Cash & Cash Equivalents	1.9%
100.0%

                  See accompanying notes to financial statements.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 71.8%
	DEBT FUND - 10.0%
119,326	SPDR Barclays Capital High Yield Bond ETF	$ 4,708,604

	LARGE CAP GROWTH - 26.2%
190,230	Powershares QQQ Trust Series 1	12,205,157

	SMALL CAP GROWTH - 26.0%
332,103	ProShares Short S&P500 *	12,115,117

	SPECIALTY FUNDS - 9.6%
40,196	iShares Dow Jones U.S. Telecommunications Sector Index Fund	903,204
13,886	iShares Nasdaq Biotechnology Index Fund	1,804,555
34,602	iShares PHLX SOX Semiconductor Sector Index Fund	1,810,031
		4,517,790

	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,427,717)	33,546,668

	MUTUAL FUNDS - 8.4%
	ASSET ALLOCATION FUND - 8.4%
412,389	Palmer Square Absolute Return Fund - Institutional Shares * (Cost $3,943,600)	3,934,193

	SHORT-TERM INVESTMENTS - 18.9%
	MONEY MARKET FUND - 18.9%
8,841,685	HighMark Diversified Money Market Fund, 0.00% ** (Cost $8,841,685)	8,841,685

	TOTAL INVESTMENTS - 99.1% (Cost - $46,213,002) (a)	$ 46,322,546
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	439,728
	NET ASSETS - 100.0%	$ 46,762,274

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

ETF - Exchange Traded Fund
SPDR - Standard & Poor's Depository Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 132,368
	Unrealized Depreciation:	(22,824)
	Net Unrealized Appreciation:	$ 109,544

See accompanying notes to financial statements.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 72.0%
	ASSET ALLOCATION FUNDS - 21.5%
445,000	PowerShares DB US Dollar Index Bullish Fund *	$ 9,999,150
22,546	ProShares UltraShort Euro *	471,212
		10,470,362
	DEBT FUNDS - 48.9%
60,500	iShares Barclays 20+ Year Treasury Bond Fund	7,574,600
34,471	iShares Barclays Aggregate Bond Fund	3,836,622
30,953	iShares Barclays MBS Bond Fund	3,356,543
7,978	iShares iBoxx $ High Yield Corporate Bond Fund	727,753
16,500	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,941,390
6,312	iShares JPMorgan USD Emerging Markets Bond Fund	724,113
30,220	PowerShares Emerging Markets Sovereign Debt Portfolio	871,243
12,796	SPDR Nuveen S&P High Yield Municipal Bond ETF	718,238
29,817	Vanguard Intermediate-Term Bond ETF	2,648,346
16,012	Vanguard Long-Term Corporate Bond ETF	1,427,470
		23,826,318
	EQUITY FUNDS - 1.6%
51,632	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	732,658
2,501	ProShares VIX Short-Term Futures ETF *	80,832
		813,490

	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,765,796)	35,110,170

	MUTUAL FUNDS - 0.0% +
	BOND FUNDS - 0.0% +
179	Loomis Sayles Global Bond Fund - Institutional Shares	2,996
326	Managers Fixed Income Fund - Institutional Shares	3,628
	TOTAL MUTUAL FUNDS (Cost - $6,575)	6,624
Par Amount
	EXCHANGE TRADED NOTES - 15.0%
	BANKS - 15.0%
$ 2,606,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,842,364
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,369,001
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,101,200
	TOTAL EXCHANGE TRADED NOTES (Cost - $7,611,014)	7,312,565

See accompanying notes to financial statements.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
Shares		Value
	SHORT-TERM INVESTMENTS - 17.9%
	MONEY MARKET FUND - 17.9%
8,723,080	HighMark Diversified Money Market Fund, 0.00% ** (Cost $8,723,080)	$ 8,723,080

	TOTAL INVESTMENTS - 104.9% (Cost - $51,106,465) (a)	$ 51,152,439
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9) %	(2,404,906)
	NET ASSETS - 100.0%	$ 48,747,533

* Non-income producing security.
+ Less than 0.1%.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

DB - Deutsche Bank	MBS - Mortgage Backed Security
ETF - Exchange Traded Fund	NAREIT - National Association of Real Estate Investment Trusts
FTSE - Financial Times Stock Exchange	SPDR - Standard & Poor's Depository Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,412,593 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 373,070
	Unrealized Depreciation:	(633,224)
	Net Unrealized Depreciation:	$ (260,154)

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 55.8%
	EQUITY FUND - 16.5%
90,022	PowerShares S&P 500 Low Volatility Portfolio	$ 2,482,807
10,585	ProShares VIX Short-Term Futures ETF *	342,107
		2,824,914
	INTERNATIONAL FUND - 5.8%
20,001	iShares MSCI EAFE Index Fund	999,250

	LARGE CAP GROWTH - 18.6%
59,871	ProShares Ultra QQQ *	3,186,933

	SPECIALTY FUNDS - 14.9%
27,643	iShares Dow Jones U.S. Telecommunications Sector Index Fund	621,138
7,428	iShares Nasdaq Biotechnology Index Fund	965,306
18,495	iShares PHLX SOX Semiconductor Sector Index Fund	967,473
		2,553,917

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,475,662)	9,565,014

	MUTUAL FUNDS - 13.7%
	EQUITY FUND - 13.7%
97,587	Vanguard Dividend Growth Fund	1,581,471
12,666	Vanguard Morgan Growth Fund	755,542
	TOTAL MUTUAL FUNDS (Cost - $2,417,177)	2,337,013

Par Amount
	EXCHANGE TRADED NOTE - 24.5%
$ 4,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 * (Cost $4,442,140)	4,202,400

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
Shares		Value
	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
371,848	HighMark Diversified Money Market Fund, 0.00% ** (Cost $371,848)	$ 371,848

	TOTAL INVESTMENTS - 96.2% (Cost - $16,706,827) (a)	$ 16,476,275
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	655,869
	NET ASSETS - 100.0%	$ 17,132,144

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

EAFE - Europe, Australasia, Far East	MCSI - Morgan Stanley Capital International
ETF - Exchange Traded Fund	PHLX - Philadelphia Stock Exchange

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,865,273 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 87,185
	Unrealized Depreciation:	(476,183)
	Net Unrealized Depreciation:	$ (388,998)

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 61.9%
	DEBT FUND - 6.1%
14,203	iShares iBoxx $ High Yield Corporate Bond Fund	$ 1,295,598

	INTERNATIONAL FUND - 2.0%
8,426	iShares MSCI EAFE Index Fund	420,963

	LARGE CAP BLEND - 11.3%
30,790	Guggenheim S&P 500 Equal Weight ETF	1,524,721
6,342	SPDR S&P 500 ETF Trust	864,224
		2,388,945
	LARGE CAP GROWTH - 33.4%
37,299	iShares Russell 1000 Growth Index Fund	2,358,416
9,605	iShares Russell 2000 Growth Index Fund	878,569
36,272	Powershares QQQ Trust Series 1	2,327,211
11,936	SPDR Dow Jones Industrial Average ETF Trust	1,534,612
		7,098,808
	SPECIALTY FUNDS - 9.1%
13,838	iShares Dow Jones U.S. Real Estate Index Fund	885,217
9,383	iShares Dow Jones U.S. Telecommunications Sector Index Fund	210,836
3,242	iShares Nasdaq Biotechnology Index Fund	421,314
8,078	iShares PHLX SOX Semiconductor Sector Index Fund	422,560
		1,939,927

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,865,055)	13,144,241

	MUTUAL FUNDS - 14.7%
	ASSET ALLOCATION FUND - 14.7%
200,001	KCM Macro Trends Fund *	2,096,007
21,781	Permanent Portfolio	1,025,684
	TOTAL MUTUAL FUNDS (Cost - $3,381,761)	3,121,691
Par Amount
	EXCHANGE TRADED NOTES - 21.5%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,464,982
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,101,200
	TOTAL EXCHANGE TRADED NOTES (Cost - $4,672,153)	4,566,182

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012
Shares		Value
	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
425,787	HighMark Diversified Money Market Fund, 0.00% ** (Cost $425,787)	$ 425,787

	TOTAL INVESTMENTS - 100.1% (Cost - $21,344,756) (a)	$ 21,257,901
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(22,637)
	NET ASSETS - 100.0%	$ 21,235,264

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

EAFE - Europe, Australasia, Far East	PHLX - Philadelphia Stock Exchange
ETF - Exchange Traded Fund	SPDR - Standard & Poor's Depository Receipt
MCSI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,594,853 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 272,777
	Unrealized Depreciation:	(609,729)
	Net Unrealized Depreciation:	$ (336,952)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$ 46,213,002	$ 51,106,465	$ 16,706,827	$ 21,344,756
At value	$ 46,322,546	$ 51,152,439	$ 16,476,275	$ 21,257,901
Receivable for securities sold	29,168,012	1,581,511	6,914,048	3,054,361
Receivable for Fund shares sold	229,730	28,155	815,487	25,143
Dividends and interest receivable	36,920	21,747	2,693	19,434
Prepaid expenses and other assets	29,477	27,051	25,031	27,465
TOTAL ASSETS	75,786,685	52,810,903	24,233,534	24,384,304

LIABILITIES
Payable for securities purchased	28,820,003	3,840,620	6,895,569	2,948,582
Payable for Fund shares redeemed	129,939	144,970	172,046	159,538
Investment advisory fees payable	37,630	35,921	4,306	11,219
Fees payable to other affiliates	6,462	8,004	7,137	7,165
Distribution (12b-1) fees payable	9,408	9,978	3,293	4,278
Shareholder servicing fees payable	5,645	5,987	1,975	2,567
Accrued expenses and other liabilities	15,324	17,890	17,064	15,691
TOTAL LIABILITIES	29,024,411	4,063,370	7,101,390	3,149,040
NET ASSETS	$ 46,762,274	$ 48,747,533	$ 17,132,144	$ 21,235,264

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 51,563,094	$ 49,251,132	$ 18,167,205	$ 22,414,066
Accumulated net investment gain (loss)	(118,392)	(345,605)	45,286	(211,758)
Accumulated net realized loss from
security transactions	(4,791,972)	(203,968)	(849,795)	(880,189)
Net unrealized appreciation (depreciation)
of investments	109,544	45,974	(230,552)	(86,855)
NET ASSETS	$ 46,762,274	$ 48,747,533	$ 17,132,144	$ 21,235,264

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 46,762,274	$ 48,747,533	$ 17,132,144	$ 21,235,264
Shares of beneficial interest outstanding	5,189,580	4,958,296	1,753,143	2,179,422
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 9.01	$ 9.83	$ 9.77	$ 9.74
Maximum offering price per share (maximum sales
charges of 5.75%)	$ 9.56	$ 10.43	$ 10.37	$ 10.33

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2012

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$ 571,227	$ 582,572	$ 404,117	$ 224,521
Interest	659	1,268	199	760
TOTAL INVESTMENT INCOME	571,886	583,840	404,316	225,281

EXPENSES
Investment advisory fees	414,738	338,406	195,723	218,911
Distribution (12b-1) fees	103,684	94,002	48,931	54,728
Shareholder servicing fees	62,211	56,401	29,358	32,837
Administrative services fees	46,624	47,485	45,033	46,842
Accounting services fees	27,336	26,561	24,123	24,052
Transfer agent fees	18,920	19,076	16,942	18,582
Registration fees	16,824	25,933	26,558	23,897
Professional fees	11,940	16,309	12,501	10,512
Custodian fees	4,785	5,854	5,322	4,535
Trustees' fees	4,621	5,121	4,455	4,549
Compliance officer fees	4,327	4,186	759	137
Printing expenses	1,568	2,681	781	315
Other expenses	5,974	5,068	3,764	3,199
TOTAL EXPENSES	723,552	647,083	414,250	443,096
Less: Fees waived by Advisor	-	-	(43,475)	(27,232)
Plus: Recaptured fees waived/expenses reimbursed	62,161	10,876	-	-
NET EXPENSES	785,713	657,959	370,775	415,864

NET INVESTMENT INCOME (LOSS)	(213,827)	(74,119)	33,541	(190,583)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) from security transactions	(4,775,574)	290,119	(742,411)	(806,034)
Distributions of realized gains by underlying
investment companies	-	23,492	2,995	8,518
Net change in unrealized appreciation (depreciation)
on investments	(302,597)	23,260	(804,081)	(614,119)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(5,078,171)	336,871	(1,543,497)	(1,411,635)

NET INCREASE (DECREASE) IN NET ASSETS	$ (5,291,998)	$ 262,752	$ (1,509,956)	$ (1,602,218)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	PSI Market		PSI Total
	Neutral Fund		Return Fund

	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Period Ended
	June 30, 2012	June 30, 2011 (a)	June 30, 2012	June 30, 2011 (a)
FROM OPERATIONS
Net investment income (loss)	$ (213,827)	$ (131,056)	$ (74,119)	$ 500,415
Net realized gain (loss) from security transactions	(4,775,574)	920,418	290,119	(774,275)
Distributions of realized gains by underlying
investment companies	-	-	23,492	36,791
Net change in unrealized appreciation (depreciation)
of investments	(302,597)	412,141	23,260	22,714
Net increase (decrease) in net assets resulting from operations	(5,291,998)	1,201,503	262,752	(214,355)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	-	(266,402)	(289,861)
From net realized gains	(517,550)	(298,193)	-	-
Net decrease in net assets from distributions to shareholders	(517,550)	(298,193)	(266,402)	(289,861)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	39,051,276	52,319,674	45,666,827	54,546,036
Net asset value of shares issued in reinvestment
of distributions	510,369	298,193	266,402	289,861
Redemption fee proceeds	4,448	16,730	1,751	2,641
Payments for shares redeemed	(27,263,878)	(13,268,300)	(38,999,162)	(12,518,957)
Net increase in net assets from
shares of beneficial interest	12,302,215	39,366,297	6,935,818	42,319,581

TOTAL INCREASE IN NET ASSETS	6,492,667	40,269,607	6,932,168	41,815,365

NET ASSETS
Beginning of Year	40,269,607	-	41,815,365	-
End of Year*	$ 46,762,274	$ 40,269,607	$ 48,747,533	$ 41,815,365
* Includes accumulated net investment income (loss) of:	$ (118,392)	$ -	$ (345,605)	$ 213,407

SHARE ACTIVITY
Class A:
Shares Sold	4,175,556	5,131,420	4,660,291	5,468,443
Shares Reinvested	56,023	29,583	27,302	29,578
Shares Redeemed	(2,899,882)	(1,303,120)	(3,962,900)	(1,264,418)
Net increase in shares of
beneficial interest outstanding	1,331,697	3,857,883	724,693	4,233,603

(a) The Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PSI Strategic		PSI Tactical
	Growth Fund		Growth Fund

	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Period Ended
	June 30, 2012	June 30, 2011 (a)	June 30, 2012	June 30, 2011 (a)
FROM OPERATIONS
Net investment income (loss)	$ 33,541	$ 104,123	$ (190,583)	$ (104,643)
Net realized gain (loss) from security transactions	(742,411)	1,461,285	(806,034)	946,122
Distributions of realized gains by underlying
investment companies	2,995	7,386	8,518	1,687
Net change in unrealized appreciation (depreciation)
of investments	(804,081)	573,529	(614,119)	527,264
Net increase (decrease) in net assets resulting from operations	(1,509,956)	2,146,323	(1,602,218)	1,370,430

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(99,899)	(99,370)	-	(374)
From net realized gains	(1,272,937)	(204,553)	(675,721)	(286,908)
Net decrease in net assets from distributions to shareholders	(1,372,836)	(303,923)	(675,721)	(287,282)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	7,448,552	38,863,744	16,078,415	32,119,253
Net asset value of shares issued in reinvestment
of distributions	1,372,836	303,923	675,721	287,282
Redemption fee proceeds	-	374	116	164
Payments for shares redeemed	(21,267,906)	(8,548,987)	(19,928,514)	(6,802,382)
Net increase (decrease) in net assets from
shares of beneficial interest	(12,446,518)	30,619,054	(3,174,262)	25,604,317

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,329,310)	32,461,454	(5,452,201)	26,687,465

NET ASSETS
Beginning of Year	32,461,454	-	26,687,465	-
End of Year*	$ 17,132,144	$ 32,461,454	$ 21,235,264	$ 26,687,465
* Includes accumulated net investment income (loss) of:	$ 45,286	$ 8,698	$ (211,758)	$ (6,724)

SHARE ACTIVITY
Class A:
Shares Sold	752,492	3,692,127	1,633,860	3,065,690
Shares Reinvested	150,542	27,430	72,294	26,799
Shares Redeemed	(2,096,505)	(772,943)	(1,986,690)	(632,531)
Net increase (decrease) in shares of
beneficial interest outstanding	(1,193,471)	2,946,614	(280,536)	2,459,958

(a) The Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Market Neutral Fund				PSI Total Return Fund

	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
Class A Shares	June 30, 2012		June 30, 2011 (1)		June 30, 2012		June 30, 2011 (1)
Net asset value, beginning of year	$ 10.44		$ 10.00		$ 9.88		$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	(0.05)		(0.06)		(0.02)		0.14
Net realized and unrealized
gain (loss) on investments	(1.26)		0.62		0.04		(0.18)
Total from investment operations	(1.31)		0.56		0.02		(0.04)

Paid-in-Capital from redemption fees	0.00	(3)	0.01		(0.00)	(3)	0.00	(3)

Less distributions from:
Net investment income	-		-		(0.07)		(0.08)
Net realized gains	(0.12)		(0.13)		-		-
Total distributions	(0.12)		(0.13)		(0.07)		(0.08)

Net asset value, end of year	$ 9.01		$ 10.44		$ 9.83		$ 9.88

Total return (4)	(12.59)%		5.72%	(5)	0.21%		(0.37)%	(5)

Net assets, end of year (000's)	$ 46,762		$ 40,270		$ 48,748		$ 41,815

Ratio of gross expenses to average
net assets (7)	1.74%		2.25%	(6)	1.72%		1.86%	(6)
Ratio of net expenses to average
net assets (7)	1.90%	(8)	1.90%	(6)	1.75%	(8)	1.75%	(6)
Ratio of net investment income (loss)
to average net assets (7)	(0.52)%		(0.67)%	(6)	(0.20)%		1.69%	(6)

Portfolio Turnover Rate	7681%		8039%	(5)	1446%		198%	(5)

(1)	The Funds commenced operations on August 23, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Represent the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Strategic Growth Fund			PSI Tactical Growth Fund

	For the	For the		For the		For the
	Year Ended	Period Ended		Year Ended		Period Ended
Class A Shares	June 30, 2012	June 30, 2011 (1)		June 30, 2012		June 30, 2011 (1)
Net asset value, beginning of year	$ 11.02	$ 10.00		$ 10.85		$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	0.02	0.04		(0.09)		(0.06)
Net realized and unrealized
gain (loss) on investments	(0.53)	1.09		(0.72)		1.06
Total from investment operations	(0.51)	1.13		(0.81)		1.00

Paid-in-Capital from redemption fees	-	0.00	(3)	(0.00)	(3)	0.00	(3)

Less distributions from:
Net investment income	(0.06)	(0.04)		-		(0.00)	(3)
Net realized gains	(0.68)	(0.07)		(0.30)		(0.15)
Total distributions	(0.74)	(0.11)		(0.30)		(0.15)

Net asset value, end of year	$ 9.77	$ 11.02		$ 9.74		$ 10.85

Total return (4)	(4.13)%	11.29%	(5)	(7.36)%		10.05%	(5)

Net assets, end of year (000's)	$ 17,132	$ 32,461		$ 21,235		$ 26,687

Ratio of gross expenses to average
net assets (7)	2.12%	2.05%	(6)	2.03%		2.33%	(6)
Ratio of net expenses to average
net assets (7)	1.90%	1.90%	(6)	1.90%		1.90%	(6)
Ratio of net investment income (loss)
to average net assets (7)	0.17%	0.41%	(6)	(0.87)%		(0.61)%	(6)

Portfolio Turnover Rate	1277%	328%	(5)	1634%		1,839%	(5)

(1)	The Funds commenced operations on August 23, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.

ORGANIZATION

The PSI Market Neutral Fund (“MNF”), the PSI Total Return Fund (“TRF”), the PSI Strategic Growth Fund (“SGF”) and the PSI Tactical Growth Fund (“TGF”), (collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified open-end management investment companies.  MNF seeks positive absolute returns with less volatility than the S&P 500 Index.  TRF seeks total return from income and capital appreciation.  SGF primarily seeks long-term capital appreciation and secondarily, capital preservation.  TGF primarily seeks total return from income and capital appreciation and secondarily, capital preservation.

The Funds currently offer Class A shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Funds’ investments measured at fair value:

PSI Market Neutral Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,546,668	$ -	$ -	$ 33,546,668
Mutual Funds	3,934,193	-	-	3,934,193
Short-Term Investments	8,841,685	-	-	8,841,685
Total	$ 46,322,546	$ -	$ -	$ 46,322,546

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

PSI Total Return Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 35,110,170	$ -	$ -	$ 35,110,170
Mutual Funds	6,624	-	-	6,624
Exchange Traded Notes	-	7,312,565	-	7,312,565
Short-Term Investments	8,723,080	-	-	8,723,080
Total	$ 43,839,874	$ 7,312,565	$ -	$ 51,152,439

PSI Strategic Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,565,014	$ -	$ -	$ 9,565,014
Mutual Funds	2,337,013	-	-	2,337,013
Exchange Traded Notes	-	4,202,400	-	4,202,400
Short-Term Investments	371,848	-	-	371,848
Total	$ 12,273,875	$ 4,202,400	$ -	$ 16,476,275

PSI Tactical Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,144,241	$ -	$ -	$ 13,144,241
Mutual Funds	3,121,691	-	-	3,121,691
Exchange Traded Notes	-	4,566,182	-	4,566,182
Short-Term Investments	425,787	-	-	425,787
Total	$ 16,691,719	$ 4,566,182	$ -	$ 21,257,901

The Funds did not hold any Level 3 securities during the year.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Exchange Traded Notes - The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2010 through 2011 and during the year ended June 30, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the tax period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund

        Purchases

        Sales

PSI Market Neutral Fund

  $ 2,922,736,115

         $ 2,938,318,480

PSI Total Return Fund

       480,850,296

   478,769,211

PSI Strategic Growth Fund

       244,466,345

   260,731,081

PSI Tactical Growth Fund

       339,150,003

   344,080,698

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Portfolio Strategies, Inc. serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of MNF, SGF and TGF average daily net assets, and 0.90% of TRF average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2012 to waive a portion of its advisory fees and if necessary, reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.90% per annum for the PSI Market Neutral Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund and 1.75% per annum for the PSI Total Return Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

During the year ended June 30, 2012, the Advisor waived fees for the Funds as follows:

If the Advisor waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.  During the year ended June 30, 2012, the Advisor recaptured $62,161 and $10,876 for prior period expense reimbursements from MNF and TRF, respectively.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions will expire on June 30 of the following years:

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.15% of the average daily net assets attributable to the Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit Committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Funds.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the year ended June 30, 2012, MNF, TRF and TGF assessed redemption fees of $4,448, $1,751, $116, respectively.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended June 30, 2012 was as follows:

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The tax character of fund distributions for the period ended June 30, 2011 was as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed ordinary income, and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for exchange traded notes.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such late year losses as follows:

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such losses as follows:

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At June 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to prior year adjustments, non-deductible expenses, net operating losses, adjustments for partnerships, grantor trusts and exchange traded notes, and reclassification of ordinary income distributions, resulted in reclassification for the tax year ended June 30, 2012 for as follows:

7.   UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The PSI Market Neutral Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Powershares QQQ Trust Series I and ProShares Short S&P500 (the “Portfolios”), both registered open-end funds incorporated in the USA. The Fund may redeem its investments from the Portfolios at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolios.  The annual report of Powershares QQQ Trust Series I, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-30B-2 filing dated January 20, 2012.  The annual report of the ProShares Short S&P 500, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-CSR filing dated August 3, 2012, at ‘www.sec.gov’.  As of June 30, 2012, the percentage of the Fund’s net assets invested in the Portfolios was 26.2% and 26.0% for the Powershares QQQ Trust Series I and ProShares Short S&P500, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

8.   NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact the amendment may have on the Funds’ financial statements.

9.   SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, and PSI Tactical Growth Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of June 30, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, and PSI Tactical Growth Fund as of June 30, 2012, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 28, 2012

EXPENSE EXAMPLES

June 30, 2012 (Unaudited)

As a shareholder of the PSI Market Neutral Fund, the PSI Total Return Fund, the PSI Strategic Growth Fund or the PSI Tactical Growth Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the PSI Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the PSI Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
PSI Market Neutral Fund	$1,000.00	$987.90	$9.39	1.90%
PSI Total Return Fund	$1,000.00	$1,010.30	$8.75	1.75%
PSI Strategic Growth Fund	$1,000.00	$1,083.40	$9.84	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,046.60	$9.67	1.90%

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
PSI Market Neutral Fund	$1,000.00	$1,015.42	$9.52	1.90%
PSI Total Return Fund	$1,000.00	$1,016.16	$8.77	1.75%
PSI Strategic Growth Fund	$1,000.00	$1,015.42	$9.52	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,015.42	$9.52	1.90%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

SUPPLEMENTAL INFORMATION

June 30, 2012 (Unaudited)

Renewal of Advisory Agreement – The PSI Funds

In connection with a meeting held March 28, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Portfolio Strategies, Inc.  (“PSI” or the “Adviser”) and the Trust, on behalf of PSI Market Neutral Fund (“PSI Neutral”),  PSI Total Return Fund (“PSI Total Return”), PSI Strategic Growth Fund (“PSI Strategic”) and PSI Tactical Growth Fund (“PSI Tactical”) (PSI Neutral, PSI Total Return, PSI Strategic and PSI Tactical are collectively referred to as the “PSI Funds” or the “Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees paid by a peer group of comparable funds in the Morningstar Multi Alternative category and Adviser’s other accounts; (e) the Funds’ overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from the Adviser’s fund-related operations; (g) compliance systems; (h) whether there were any changes to policies and procedures for personal securities transactions; and (i) each of the Funds’ performance compared with its peer group and benchmark.

In its consideration of the renewal of the Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board, included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations, the quality of the compliance infrastructure and the experience of its Fund management personnel.  The Board then reviewed financial information provided by the firm.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance.  The Board noted that the PSI Market Neutral Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund had underperformed the average for funds in their respective peer group and their respective benchmark index for the 2011 period.  The Board also noted that the PSI Total Return Fund had outperformed the average for funds in its peer group for the 2011 period, but had underperformed its benchmark index for the period.  After hearing from the Adviser regarding the circumstances surrounding performance, the Board concluded that each Fund’s performance was reasonable in light of the circumstances.

Fees and Expenses.  The Board noted that PSI charges a 1.00% annual advisory fee based on the average net assets of PSI Neutral, PSI Strategic and PSI Tactical and charges a 0.90% annual advisory fee based on the average net assets of PSI Total Return.  The Board also compared the advisory fees and net expense ratios of each Fund to the fees and expense charge by a peer group of funds.  The Board noted that the advisory fees for the PSI Total Return Fund, PSI Strategic Growth Fund and Tactical Growth Fund were above the average for each Fund’s respective peer group, but in line with or lower than certain funds in the Morningstar category and respective group.  With respect to the PSI Market Neutral Fund, the Board noted that the Fund’s management fee was below the average for the funds it its peer group, and the Fund’s expense ratio was above the average for the peer group.  The Trustees concluded that each Fund’s advisory fee, as well as its overall expense ratio, were reasonable in light of the services the Funds receive from the Adviser, each Fund’s participation in the expense limitation agreement and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. It also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of each Fund’s expense limitation agreement and Fund asset levels, the Board was satisfied that the firm’s level of profitability from its relationship with the Funds is not excessive.

SUPPLEMENTAL INFORMATION

June 30, 2012 (Unaudited) (Continued)

Conclusion.  Having requested and reviewed such information from PSI as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and each Funds’ shareholders.

TRUSTEES AND OFFICERS

June 30, 2012 (Unaudited)

Trustee Qualifications

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	98

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	98	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

TRUSTEES AND OFFICERS (Continued)

June 30, 2012 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

TRUSTEES AND OFFICERS (Continued)

June 30, 2012 (Unaudited)

Interested Trustees and Officers (cont.)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-711-9164.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR

Portfolio Strategies, Inc.

1724 W Union Avenue, Suite 200

Tacoma, WA 98405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $44,000

2011 - $44,000

(b)

Audit-Related Fees

2012 - None

2011 – None

(c)

Tax Fees

2012 - $10,000

2011 - $8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $10,000

2011 - $8,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/31/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/31/12